Trade and other payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Trade and other payables
Trade payables	$ 8,199	$ 11,788
Other tax and social security	1,533	1,471
Other creditors	752	733
Accruals	4,231	4,821
Deferred income	30	18
Total trade and other current payables	14,745	18,831
Non-current Liabilities
Deferred government grants		24
Other payables	4,041
Total trade and other non-current payables	4,041	$ 24
Deferred income recognised during the period	$ 18